Note 4 - Property and Equipment: Schedule of software cost (Details) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Software	$ 221,000	$ 221,000	$ 0
Less: accumulated amortization	(67,511)	(40,264)	0
Software and Software Development Costs
Less: accumulated amortization	(67,511)	(40,264)	0
Fixed assets, net	$ 153,489	$ 180,736	$ 0